111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

June 26, 2014

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® Income Fund (formerly, MFS Lifetime Retirement Income Fund); Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 39 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 37 to the above-captioned Registration statement.

This Amendment is being filed for the purpose of adding new Classes 529 Shares and reflecting changes to the fund’s name.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures